Financial Risk Management - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2021 CNY (¥) Customer
Financial Risk Management [Line Items]
Borrowings	¥ 5,536	¥ 5,062
Customers represented percentage of revenue	10.00%	10.00%
Number of customers accounted for revenues | Customer	0	0
Bottom of range [member]
Financial Risk Management [Line Items]
Significant unobservable inputs of expected rate of return	2.25%	1.65%
Top of range [member]
Financial Risk Management [Line Items]
Significant unobservable inputs of expected rate of return	4.61%	5.59%
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	¥ 0	0
Foreign Exchange Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate	5.00%
Equity Price Risk
Financial Risk Management [Line Items]
Post-tax profit	¥ 17	12
Impact in other comprehensive income	158	365
Lease Liabilities Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	196	108
Lease Liabilities Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	347	209
Lease Liabilities Payable | Liquidity Risk | Over 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	27	17
Accounts Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	5,000	4,331
Accounts Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	50	100
Senior Unsecured Notes | Less than 1 year
Financial Risk Management [Line Items]
Borrowings	98	90
Senior Unsecured Notes | Between 2 and 5 years
Financial Risk Management [Line Items]
Borrowings	2,425	2,247
Senior Unsecured Notes | Over 5 years
Financial Risk Management [Line Items]
Borrowings	¥ 3,691	¥ 3,443